Consolidated Statements of Operations (Unaudited) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Revenue
Revenue	$ 0	$ 0
Total revenue	0	0
OPERATING EXPENSES
General & administrative	3,418,235	3,524,901
Research & development	1,360,739	1,266,158
Total Operating Expenses	4,778,974	4,791,059
OTHER EXPENSES (INCOME)
Interest expense	317,238	634,338
Deferred financing costs amortization	0	60,523
Other income, net	(141,549)	(2,253)
Realized loss on marketable securities, including brokerage fees and commissions	0	68,748
Change in fair value of warrant liability	(349,596)	118,300
Change in fair value of put embedded in note payable	10,015	0
Beneficial conversion feature	0	2,324,759
Settlement expense	39,097	0
Total Other Expenses (Income)	(124,795)	3,204,415
NET LOSS	(4,654,179)	(7,995,474)
Net loss	(4,654,179)	(7,995,474)
Deemed dividend on Series B Preferred Stock issuance	(1,067,491)	(225,296)
Accrued dividends on Series B Preferred Stock	(267,058)	(16,767)
Loss attributable to common shareholders	$ (5,988,728)	$ (8,237,537)
Net loss per share, basic and diluted	$ (3.30)	$ (4.96)
Weighted average of shares outstanding, basic and diluted	1,816,060	1,661,933